Infrastructure, administration and general expenses (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Infrastructure, administration and general expenses

	Half year ended 30.06.26	Half year ended 30.06.25
Infrastructure costs	£m	£m
Property and equipment	1,016	923
Depreciation and amortisation	863	885
Impairment of property, equipment and intangible assets	3	8
Total infrastructure costs	1,882	1,816

Administration and general expenses
Consultancy, legal and professional fees	382	371
Marketing and advertising	330	287
Other administration and general expenses	609	679
Total administration and general expenses	1,321	1,337

Total infrastructure, administration and general expenses	3,203	3,153